SECURITY EXCHANGE COMMISSION
FORM 13F COVER PAGE
Report for the Calender Quarter: March 31, 2003

Check here if Amendment [x ]; Amendment Number:1

This Amendment (Check only one):	[ x ] is a restatement.
				 	[  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Origin Capital Management LLC
Address:	One Montgomery Street
		Suite 3300
		San Francisco, CA 94104

13F File Number:  28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Swift C. Barnes
Title:		Chief Operating Officer
Phone:		415-398-7988

Signature, Place, and Date of Signing:

Swift C. Barnes	San Francisco	California	May 15, 2003

The securities represented herein for which Origin Capital
Management LLC has sole investment discretion include those securities held for the account of Quantum Partners LDC, a Cayman Islands limited duration company. Soros Fund Management LLC, the principal investment manager of Quantum Partners LDC, may be deemed to have investment discretion over such securities pursuant to Section 13 of the Securities Exchange Act of 1934.


Report Type (Check only one):

[X]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION RERORT

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	70
Form 13F Information Table Value Total:	$242,712,000


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Origin Capital Management LLC 3-31-03                    VALUE     SHARES/    SH/  PUT/ INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF   CUSIP    (x$1000)   PRN AMT    PRN  CALL DISCRETIO  SOLE  SHARED  NONE
ALKERMES INC 6.52% 12/31/09           CONV  01642TAC2       1,967   1,436,000 PRN         SOLE          0
CUBIST PHARMACEUTICALS 5.5% 11/08     CONV  229678AB3       3,365   5,000,000 PRN         SOLE          0
PROTEIN DESIGN 5.5% CONV BOND 2/07    CONV  74369lab9       1,307   1,500,000 PRN         SOLE          0
SEPRACOR 5% CONV BOND 2/15/2007       CONV  817315AL8       7,275  10,000,000 PRN         SOLE          0
SEPRACOR 5.75% CONV BOND 11/15/2006   CONV  817315AQ7       9,536  12,250,000 PRN         SOLE          0
BAXTER INTERNATIONAL CNVT 7% 2/06     PREF  071813406       9,574     248,000  SH         SOLE    248,000
AMERISOURCEBERGEN CORP.               COM   03073E105       3,990      75,000  SH         SOLE     75,000
ABGENIX INC                           COM   00339B107       3,010     341,000  SH         SOLE    341,000
ABBOTT LABORATORIES           CMN     COM   002824100       1,775      46,600  SH         SOLE     46,600
ALCON INC                             COM   2852395         6,896     172,300  SH         SOLE    172,300
ANDRX GROUP                           COM   034553107       1,790     151,200  SH         SOLE    151,200
ADVANCED PCS Inc.                     COM   00790K109      10,049     350,000  SH         SOLE    350,000
AFFYMETRIX INC                        COM   00826T108       1,335      50,000  SH         SOLE     50,000
AUTOIMMUNE INC                        COM   052776101          53      74,300  SH         SOLE     74,300
ALKERMES INC                          COM   01642T108       1,948     216,300  SH         SOLE    216,300
ALTEON INC                            COM   02144G107         393     100,000  SH         SOLE    100,000
AMGEN INC                             COM   031162100      14,352     246,000  SH         SOLE    246,000
ANTHEM, INC.                          COM   03674B104       9,106     139,600  SH         SOLE    139,600
ATRIX LABS                            COM   04962L101         903      64,000  SH         SOLE     64,000
ADVANCED MEDICAL OPTICS               COM   00763M108       3,104     228,110  SH         SOLE    228,110
BAXTER INTL INC                       COM   071813109         539      28,600  SH         SOLE     28,600
BIOGEN INC                            COM   090597105       6,558     219,000  SH         SOLE    219,000
BIOMARIN PHARMACEUTICAL INC           COM   09061G101       1,180     100,000  SH         SOLE    100,000
BRISTOL-MYERS SQUIBB                  COM   110122108       6,697     310,200  SH         SOLE    310,200
CUBIST PHARMACEUTICALS INC            COM   229678107         785     100,000  SH         SOLE    100,000
CELGENE CORP                          COM   151020104       4,946     184,000  SH         SOLE    184,000
CEPHALON INC                          COM   156708109       4,908     120,000  SH         SOLE    120,000
CERNER                                COM   156782104       2,290      70,000  SH         SOLE     70,000
CELL PATHWAYS HOLDINGS                COM   15114R101         467     500,000  SH         SOLE    500,000
CAREMARK RX INC                       COM   141705103       3,710     200,000  SH         SOLE    200,000
CEPHEID INC                           COM   156708109         124      30,000  SH         SOLE     30,000
CELERA GENOMICS - APPLERA CORP        COM   038020202         609      70,700  SH         SOLE     70,700
CURAGEN CORP                          COM   23126R101       1,248     311,035  SH         SOLE    311,035
DOV PHARMACEUTICAL INC                COM   259858108         550      91,000  SH         SOLE     91,000
EON LABS Inc.                         COM   29412EE100      1,070      40,000  SH         SOLE     40,000
ELAN CORP PLC ADR                     COM   284131208       3,147   1,100,000  SH         SOLE   1,100,000
FIRST HORIZON PHARMACEUTICAL CORP     COM   32051K106          70      25,800  SH         SOLE     25,800
GUIDANT CORPORATION           CMN     COM   401698105      14,037     379,400  SH         SOLE    379,400
GENZYME CORP                          COM   372917104       6,575     180,000  SH         SOLE    180,000
GILEAD SCIENCES INC.                  COM   375558103      12,921     307,664  SH         SOLE    307,664
GUILFORD PHARMACEUTICALS INC.         COM   401829106       1,462     400,000  SH         SOLE    400,000
GEN-PROBE INC                         COM   36866T103       2,915     130,000  SH         SOLE    130,000
INSMED INC                            COM   457669208         160     280,747  SH         SOLE    280,747
INSPIRE PHARMACEUTICALS INC           COM   457733103       5,249     340,300  SH         SOLE    340,300
KYPHON                                COM   501577100         326      36,600  SH         SOLE     36,600
LIGAND PHARMACEUTICALS INC    CL-B    COM   53220K207       2,826     440,200  SH         SOLE    440,200
ELI LILLY & CO                        COM   532457108       4,067      70,000  SH         SOLE     70,000
LUMENIS LTD                           COM   2318905            60      45,500  SH         SOLE     45,500
MEDICINES CO.                         COM   584688105       2,672     140,000  SH         SOLE    140,000
MEDIMMUNE                             COM   584699102       4,176     125,000  SH         SOLE    125,000
MEDAREX INC                           COM   583916101         381     117,300  SH         SOLE    117,300
MILLENNIUM PHARMACEUTICALS INC        COM   599902103         655      80,000  SH         SOLE     80,000
MGI Pharma Inc.                       COM   552880106       4,861     387,000  SH         SOLE    387,000
MERCK & CO., INC.                     COM   589331107       3,866      70,000  SH         SOLE     70,000
NPS PHARMACEUTICALS INC               COM   62936P103       2,125     133,500  SH         SOLE    133,500
OSI PHARMACEUTICAL INC                COM   671040103       1,796     110,000  SH         SOLE    110,000
PROTEIN DESIGN LABS INC               COM   07436L103       1,782     230,800  SH         SOLE    230,800
PFIZER INC.                           COM   717081103       6,334     200,000  SH         SOLE    200,000
PHARMACEUTICAL RESOURCES INC          COM   717125108       1,393      32,600  SH         SOLE     32,600
RITE AID CORP                         COM   76754104          389     172,600  SH         SOLE    172,600
RIBOZYME PHARMACEUTICALS INC          COM   762567105          10      24,882  SH         SOLE     24,882
SICOR INC.                            COM   825846108       2,128     124,200  SH         SOLE    124,200
SCHERING PLOUGH                       COM   806605101         634      35,300  SH         SOLE     35,300
SHIRE PHARMACEUTICALS GROUP  ADR      COM   82481R106       2,722     145,000  SH         SOLE    145,000
SEQUENOM INC                          COM   817337108          89      45,500  SH         SOLE     45,500
TRANSKARYOTIC THERAPIES, INC          COM   893735100         553      93,000  SH         SOLE     93,000
TRIMERIS INC                          COM   896263100       6,297     150,000  SH         SOLE    150,000
UNITED THERAPEUTICS CORP              COM   91307C102       2,500     145,000  SH         SOLE    145,000
WYETH                                 COM   983024100      14,188     373,600  SH         SOLE    373,600
XOMA LTD                              COM   G9825R107       1,936     422,400  SH         SOLE    422,400
                                            Total Value   242,712


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